COMMITMENTS (Details) (USD $)	4 Months Ended		5 Months Ended		0 Months Ended
	Aug. 11, 2011	Aug. 01, 2011	Apr. 30, 2011 Duke Energy Electric Power [Member]	Feb. 14, 2011 Duke Energy Electric Power [Member]	Feb. 03, 2011 Nc Greenpower Program [Member]
Monthly Payments For Consulting Agreement		$ 5,000
Month To Month Current Lease Rate	$ 2
Lease Expiration Date	Apr. 01, 2012
Kilowatts Of Energy Agrees To Deliver On Peak Periods				9
Premium For Energy Generated and Supplied To Electric Grid					0.15
Kilowatts Of Energy Agrees To Provides Premium Per Year					14,309
Agreement Expiration Term			5 years		5 years